Subsequent Events (Details) - USD ($)											1 Months Ended									2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 11, 2022	Apr. 13, 2022	Jan. 04, 2022	Nov. 08, 2021	Oct. 04, 2021	Sep. 14, 2021	Jul. 09, 2021	Jul. 09, 2021	May 11, 2021	Feb. 11, 2021	Jul. 31, 2022	May 31, 2022	Apr. 30, 2022	Feb. 28, 2022	Jan. 31, 2022	Nov. 30, 2021	Jul. 28, 2021	Jul. 20, 2021	Jun. 22, 2021	May 31, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 10, 2021	Jul. 13, 2020
Subsequent Events (Details) [Line Items]
Aggregate shares (in Shares)							1,000,000,000	1,000,000,000				16,021,937		98,334,176						232,079,442				60,240,258
Outstanding loans payable																							$ 7
Additional interest expenses																						$ 35,976
Accrued interest and conversion fees (in Shares)							500,000,000	500,000,000								16,021,937
Share price (in Dollars per share)																						$ 0.0039	$ 0.0039
Preferred stock shares (in Shares)																						5	5		5
Dividend percentage																						75.00%
Aggregate amount																						$ 590,000
Discount rate percentage																						25.00%
Preferred stock description																							Between January 2022 and February 2022, the Company sold an aggregate of 855,000 shares of Series D Convertible Preferred Stock for total net proceeds of $815,000 after deducting legal and financing cost of $10,000 or approximately $0.96 per share. In connection with the issuance of these Series D Convertible Preferred Stock, the Company shall recognize deemed dividend upon issuance.
Company issued shares (in Shares)																						3,067,694,630	1,216,519,661	90,823,799
Convertible percentage		12.00%
Legal and financing costs				$ 3,750	$ 3,750	$ 3,750			$ 3,750	$ 137,500							$ 3,750	$ 3,750	$ 3,750
Net proceeds					$ 50,000	$ 75,000			$ 50,000	$ 1,375,000							$ 45,000	$ 51,250	$ 52,000
Representing a discount rate percentage																										37.00%
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares (in Shares)																					1,314,342,897		587,292,862
Minimum [Member]
Subsequent Events (Details) [Line Items]
Outstanding loans payable															$ 0.0015
Fixed conversion price (in Dollars per share)			$ 0.001
Dividend percentage																							3.00%
Maximum [Member]
Subsequent Events (Details) [Line Items]
Outstanding loans payable															0.001
Fixed conversion price (in Dollars per share)			$ 0.0008
Dividend percentage																							18.00%
Series D Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Share price (in Dollars per share)																							$ 1
Preferred stock shares (in Shares)																							2,500,000
Preferred stock par value (in Dollars per share)																						$ 0.00001	$ 0.00001
Dividend percentage																						3.00%
Series D Preferred Stock [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Fixed conversion price (in Dollars per share)													$ 0.0008	$ 0.001
Series D Preferred Stock [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Fixed conversion price (in Dollars per share)													$ 0.0005	0.0008
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares (in Shares)																					1,314,342,897
Conversion price, per share (in Dollars per share)											$ 0.0006			$ 0.002							$ 0.001
Outstanding loans payable																					$ 1,229,018
Additional interest expenses														$ 161,225							35,976
Aggregate shares (in Shares)														98,334,176
Accrued interest and conversion fees (in Shares)														62,978
Conversion price percentage	65.00%
Preferred stock description											In July 2022, the Company received a notice of conversion from two holders in the aggregate of 145,000 shares of Series D Convertible Preferred Stock and related accrued dividends of $3,772 converting into 297,543,150 shares of the Company’s common stock.
Company issued shares (in Shares)											12,857,143
Aggregate shares (in Shares)											12,857,143
Outstanding loans payable											$ 9,000
Convertible percentage	8.00%
Convertible note amount	$ 80,000
Legal and financing costs	4,250
Net proceeds	$ 50,000
Representing a discount rate percentage	35.00%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Outstanding loans payable														$ 224,203
Share price (in Dollars per share)														$ 98,334,176
Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Outstanding loans payable															0.0015
Premium note agreement percentage	120.00%
Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Outstanding loans payable															$ 0.001
Premium note agreement percentage	125.00%
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock shares (in Shares)			2,500,000
Conversion Price [Member]
Subsequent Events (Details) [Line Items]
Conversion price (in Dollars per share)																							$ 0.0008
Aggregate amount																							$ 7,500,000
Conversion price percentage																							65.00%
Discount rate percentage																							35.00%
Convertible Notes Payable [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Outstanding loans payable																					$ 1,264,995
Common stock fair value														$ 224,203
Trading price (in Dollars per share)														$ 0.002
Bear interest rate percentage	22.00%